Other Liabilities(Table)	12 Months Ended
Dec. 31, 2017
Miscellaneous Liabilities Abstract [Abstract]
Disclosure Of Accrued Expenses And Other Liabilities Explanatory

Details of other liabilities as of December 31, 2016 and 2017, are as follows:

	2016		2017
	(In millions of Korean won)
Other financial liabilities
Other payables	￦	6,526,330	￦	8,806,967
Prepaid card and debit card		19,076		21,767
Accrued expenses		2,613,445		2,654,345
Financial guarantee liabilities		26,449		34,114
Deposits for letter of guarantees and others		561,664		798,207
Domestic exchange settlement credits		1,338,103		48,133
Foreign exchanges settlement credits		116,226		124,728
Borrowings from other business accounts		5,204		5,408
Other payables from trust accounts		4,430,508		5,018,031
Liability incurred from agency relationships		386,670		518,955
Account for agency businesses		248,257		257,761
Dividend payables		475		474
Others		14,171		41,114

Sub-total		16,286,578		18,330,004

Other non-financial liabilities
Other payables		842,902		196,142
Unearned revenue		226,096		271,787
Accrued expenses		395,933		634,236
Deferred revenue on credit card points		145,457		176,840
Withholding taxes		140,258		179,903
Separate account liabilities		875,015		4,463,687
Others		126,658		217,709

Sub-total		2,752,319		6,140,304

Total	￦	19,038,897	￦	24,470,308